Document and Entity Information	6 Months Ended
Sep. 30, 2025
Document and Entity Information
Document Type	6-K
Document Period End Date	Sep. 30, 2025
Entity Registrant Name	YSX Tech Co., Ltd
Entity Central Index Key	0001993463
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Amendment Flag	false